Equity (Summary of Restricted Stock and Goal-Based Stock Activity) (Detail) - Restricted Stock - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning (in shares)	1.3	1.4	1.4
Granted (in shares)	0.6	0.5	0.5
Vested (in shares)	(0.4)	(0.5)	(0.4)
Cancelled and forfeited (in shares)	(0.1)	(0.1)	(0.1)
Nonvested ending (in shares)	1.4	1.3	1.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested beginning, Weighted Average Grant Date Fair Value (in dollars per share)	$ 76.65	$ 77.41	$ 74.77
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	75.08	71.78	81.74
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	77.87	73.54	74.39
Cancelled and forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	73.15	75.57	81.59
Nonvested ending, Weighted Average Grant Date Fair Value (in dollars per share)	$ 75.56	$ 76.65	$ 77.41